LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Information Pertaining to Lease
Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

For the year ended
December 31, 2019
Operating lease cost:	_$_
Operating lease cost	51,403
Short-term lease cost	4,669
56,072

Finance lease cost:
Amortization of lease assets	1,168
Interest on lease liabilities	532
1,700

Total lease cost	57,772

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information
Operating cash flows from operating leases	41,237
Right-of-use obtained in exchange for new operating lease liabilities	99,129
Right-of-use obtained in exchange for new finance lease liabilities	8,558

Weighted-Average Remaining Lease Term
Weighted-average remaining lease term (years)
Operating leases	4.43
Finance leases	3.42

Maturities of Lease Liabilities
	Operating leases	Finance leases
As of December 31, 2019:	_$_	_$_
Maturities of lease liabilities
2020	59,410	2,719
2021	58,378	2,545
2022	52,128	2,545
2023	44,222	1,060
2024	14,096	–
After 2024	18,096	–

Total lease payments	246,330	8,869
Less: Imputed interest	(46,010)	(1,607)

Present value of lease liabilities	200,320	7,262